Shareholders' Equity - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common stock, shares authorized	100,000,000	100,000,000
Common stock, par value	$ 0.01	$ 0.01
Common stock reserved for issuance under stock-based award plans	1,819,000
Stock Repurchased During Period, Shares	521,140	457,742	1,587,987
Common stock remaining under repurchase authorization	14,147,751
Maximum
Class of Stock [Line Items]
Stock repurchase program, shares authorized to be repurchased	20,000,000